JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.9%
Australia — 5.9%
Australia & New Zealand Banking Group Ltd.	1,166	20,991
BHP Group Ltd.	1,494	49,817
Commonwealth Bank of Australia	310	19,668
CSL Ltd.	160	33,230
Dexus, REIT	2,117	14,500
Goodman Group, REIT	2,109	28,385
GPT Group (The), REIT	2,316	7,612
Macquarie Group Ltd.	56	5,557
National Australia Bank Ltd.	626	11,224
Newcrest Mining Ltd.	261	4,964
Rio Tinto Ltd.	579	48,425
Rio Tinto plc	223	16,909
Wesfarmers Ltd.	225	9,353
Westpac Banking Corp.	1,771	28,386
Woolworths Group Ltd.	273	8,505

		307,526

Austria — 0.5%
Erste Group Bank AG	852	26,033

Belgium — 0.4%
Anheuser-Busch InBev SA/NV	85	5,346
KBC Group NV *	207	14,418

		19,764

China — 0.8%
BOC Hong Kong Holdings Ltd.	3,530	10,525
Prosus NV *	268	31,293

		41,818

Denmark — 2.8%
Carlsberg A/S, Class B	181	26,397
Novo Nordisk A/S, Class B	1,085	75,619
Orsted A/S (a) (b)	229	43,588

		145,604

Finland — 0.4%
Nokia OYJ *	918	4,411
UPM-Kymmene OYJ	438	15,639

		20,050

France — 11.6%
Accor SA *	358	12,052
Air Liquide SA	274	44,753
Airbus SE * (a)	379	38,139
Alstom SA *	462	25,039
AXA SA	608	13,480
BNP Paribas SA *	871	41,755
Capgemini SE	255	36,812
Kering SA	38	24,959
L’Oreal SA	134	46,988
LVMH Moet Hennessy Louis Vuitton SE	127	76,817
Orange SA	1,739	20,405
Pernod Ricard SA	38	7,083
Safran SA *	274	34,483
Sanofi	387	36,368
Schneider Electric SE	405	59,206
Thales SA	100	8,962
TOTAL SE	1,046	44,088
Vinci SA	291	26,938

		598,327

Germany — 9.5%
adidas AG *	136	43,100
Allianz SE (Registered)	221	49,963
BASF SE	154	11,873
Bayer AG (Registered)	295	17,842
Brenntag AG	140	10,986
Daimler AG (Registered)	135	9,508
Deutsche Boerse AG	31	4,995
Deutsche Post AG (Registered)	728	35,968
Deutsche Telekom AG (Registered)	2,334	41,511
Deutsche Wohnen SE	139	6,897
Infineon Technologies AG	1,193	47,782
Merck KGaA	89	14,776
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	77	20,312
RWE AG	745	31,994
SAP SE	442	56,061
Siemens AG (Registered)	245	38,023
Volkswagen AG (Preference)	173	32,693
Vonovia SE	283	18,906

		493,190

Hong Kong — 2.3%
AIA Group Ltd.	5,071	61,142
CK Asset Holdings Ltd.	1,159	5,781
CLP Holdings Ltd.	605	5,673
Hong Kong Exchanges & Clearing Ltd.	651	41,601
Sun Hung Kai Properties Ltd.	454	6,195

		120,392

Ireland — 0.6%
CRH plc	572	23,464
Kingspan Group plc *	72	4,849

		28,313

Italy — 1.5%
Enel SpA	2,083	20,656
FinecoBank Banca Fineco SpA * (a)	1,881	29,256
Snam SpA(a)	5,362	28,114

		78,026

Japan — 26.2%
Advantest Corp.	55	4,331
Asahi Group Holdings Ltd.	463	18,676
Asahi Kasei Corp.	1,692	18,819
Bridgestone Corp.	225	8,390
Central Japan Railway Co.	148	21,135
Daiichi Sankyo Co. Ltd.	224	7,208
Daikin Industries Ltd.	177	37,326
Daiwa House Industry Co. Ltd.	451	12,798
Denso Corp.	356	19,811
Dentsu Group, Inc.	325	10,350
ENEOS Holdings, Inc.	2,195	8,896
Fast Retailing Co. Ltd.	10	8,853
Hitachi Ltd.	980	40,367
Honda Motor Co. Ltd.	397	10,484
Hoya Corp.	314	40,177
Isuzu Motors Ltd.	776	7,419
ITOCHU Corp.	774	22,161
Japan Airlines Co. Ltd. *	540	9,639
Japan Tobacco, Inc.	365	7,246

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Japan — continued
Kao Corp.	446	32,368
Keyence Corp.	105	56,480
Konami Holdings Corp.	349	21,357
Kubota Corp.	979	21,519
Kyowa Kirin Co. Ltd.	591	17,518
Mabuchi Motor Co. Ltd.	144	5,930
Marui Group Co. Ltd.	228	4,088
Mitsubishi Corp.	1,413	35,782
Mitsubishi Electric Corp.	713	10,872
Mitsubishi UFJ Financial Group, Inc.	4,878	22,026
Mitsui Fudosan Co. Ltd.	528	10,709
Murata Manufacturing Co. Ltd.	382	36,700
Nabtesco Corp.	347	15,579
Nichirei Corp.	234	6,783
Nidec Corp.	159	21,186
Nintendo Co. Ltd.	80	46,223
Nippon Express Co. Ltd.	245	16,666
Nippon Steel Corp. *	866	10,001
Nippon Telegraph & Telephone Corp.	1,329	33,209
Nitori Holdings Co. Ltd.	122	24,113
Nomura Research Institute Ltd.	555	18,685
Ono Pharmaceutical Co. Ltd.	664	19,826
ORIX Corp.	1,184	19,002
Otsuka Corp.	491	24,712
Otsuka Holdings Co. Ltd.	132	5,637
Rakuten, Inc.	686	6,749
Recruit Holdings Co. Ltd.	362	15,729
Renesas Electronics Corp. *	393	4,489
Rohm Co. Ltd.	147	14,874
Ryohin Keikaku Co. Ltd.	695	16,611
Seven & i Holdings Co. Ltd.	229	8,745
Shimadzu Corp.	499	19,070
Shin-Etsu Chemical Co. Ltd.	198	34,502
Shiseido Co. Ltd.	192	12,490
SMC Corp.	18	10,772
SoftBank Group Corp.	294	22,738
Sony Corp.	525	50,295
Square Enix Holdings Co. Ltd.	68	3,910
Sumitomo Electric Industries Ltd.	766	10,221
Sumitomo Metal Mining Co. Ltd.	599	25,980
Sumitomo Mitsui Financial Group, Inc.	1,064	33,054
Sumitomo Realty & Development Co. Ltd.	296	8,935
Suzuki Motor Corp.	322	14,522
T&D Holdings, Inc.	1,144	13,331
Takeda Pharmaceutical Co. Ltd.	486	17,078
Tokio Marine Holdings, Inc.	687	33,726
Tokyo Electron Ltd.	83	31,447
Tokyo Gas Co. Ltd.	259	5,678
Tokyu Corp.	955	11,226
Toray Industries, Inc.	884	5,768
Toyota Motor Corp.	939	65,844
West Japan Railway Co.	76	4,068
Yamato Holdings Co. Ltd.	169	4,186

		1,357,095

Luxembourg — 0.1%
ArcelorMittal SA *	263	5,754

Malta — 0.0% (c)
BGP Holdings plc * ‡	449	—	(d)

Netherlands — 6.2%
Akzo Nobel NV	364	37,046
ASML Holding NV	208	110,931
Heineken NV	91	9,502
ING Groep NV *	2,959	26,308
Koninklijke Ahold Delhaize NV	561	16,099
Koninklijke DSM NV	90	15,722
Koninklijke KPN NV	7,528	23,517
Koninklijke Philips NV *	187	10,173
NN Group NV	598	24,889
Royal Dutch Shell plc, Class A	1,420	26,274
Royal Dutch Shell plc, Class B	611	10,656
Wolters Kluwer NV	111	9,261

		320,378

Norway — 0.5%
Telenor ASA	1,617	26,667

Singapore — 0.9%
DBS Group Holdings Ltd.	1,536	28,958
Oversea-Chinese Banking Corp. Ltd.	1,850	14,336
United Overseas Bank Ltd.	257	4,516

		47,810

Spain — 2.4%
Banco Bilbao Vizcaya Argentaria SA	3,314	15,120
Banco Santander SA *	5,430	15,851
Iberdrola SA	4,879	66,064
Industria de Diseno Textil SA	969	28,736

		125,771

Sweden — 2.6%
Atlas Copco AB, Class A	369	20,002
Lundin Energy AB	713	19,365
SKF AB, Class B	1,123	30,747
Svenska Handelsbanken AB, Class A *	3,299	32,892
Volvo AB, Class B *	1,281	31,555

		134,561

Switzerland — 10.7%
Adecco Group AG (Registered)	242	15,144
Cie Financiere Richemont SA (Registered)	97	9,049
Credit Suisse Group AG (Registered)	1,539	20,183
Givaudan SA (Registered)	4	16,969
LafargeHolcim Ltd. (Registered) *	451	24,366
Lonza Group AG (Registered)	69	44,351
Nestle SA (Registered)	1,221	136,896
Novartis AG (Registered)	1,106	100,119
Roche Holding AG	340	117,303
SGS SA (Registered)	4	10,858
Swiss Re AG (a)	239	21,051
UBS Group AG (Registered)	817	11,783
Zurich Insurance Group AG	70	27,835

		555,907

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
United Kingdom — 11.5%
3i Group plc	2,550	38,636
AstraZeneca plc	331	33,751
Barratt Developments plc *	766	6,669
BP plc	12,969	48,191
British American Tobacco plc	836	30,364
CK Hutchison Holdings Ltd.	915	6,312
DCC plc	135	10,153
Diageo plc	1,324	53,139
GlaxoSmithKline plc	1,389	25,793
HSBC Holdings plc *	4,215	22,055
InterContinental Hotels Group plc *	381	23,475
Lloyds Banking Group plc *	59,812	26,840
London Stock Exchange Group plc	155	18,350
M&G plc	2,940	7,053
Persimmon plc	223	7,748
Prudential plc	1,336	21,376
Reckitt Benckiser Group plc	410	34,779
RELX plc	1,473	36,480
Standard Chartered plc *	4,148	25,098
Taylor Wimpey plc *	10,629	21,214
Tesco plc	9,785	32,020
Unilever plc	994	57,770
Whitbread plc *	207	7,884

		595,150

United States — 0.5%
Ferguson plc	203	23,572

TOTAL COMMON STOCKS (Cost $4,160,280)		5,071,708

SHORT-TERM INVESTMENTS — 4.0%
INVESTMENT COMPANIES — 4.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11% (e) (f) (Cost $205,190)	205,068	205,191

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0% (c)
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17% (e) (f)	356	355
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (e) (f)	647	647

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,003)		1,002

TOTAL SHORT-TERM INVESTMENTS (Cost $206,193)		206,193

Total Investments — 101.9% (Cost $4,366,473)		5,277,901
Liabilities in Excess of Other Assets — (1.9)%		(97,249)

Net Assets — 100.0%		5,180,652

Percentages indicated are based on net assets.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	9.3%
Banks	8.9
Insurance	5.4
Semiconductors & Semiconductor Equipment	4.0
Chemicals	3.5
Metals & Mining	3.1
Oil, Gas & Consumable Fuels	3.0
Machinery	2.9
Textiles, Apparel & Luxury Goods	2.9
Electronic Equipment, Instruments & Components	2.9
Personal Products	2.8
Diversified Telecommunication Services	2.8
Food Products	2.7
Capital Markets	2.7
Automobiles	2.7
Electric Utilities	2.6
Beverages	2.3
Electrical Equipment	1.8
Trading Companies & Distributors	1.8
Professional Services	1.7
Household Durables	1.6
Aerospace & Defense	1.5
IT Services	1.5
Entertainment	1.4
Real Estate Management & Development	1.3
Food & Staples Retailing	1.2
Specialty Retail	1.2
Software	1.1
Industrial Conglomerates	1.0
Road & Rail	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	11.5
Short-Term Investments	3.9

Abbreviations

OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is approximately $878,000.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Amount rounds to less than one thousand.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	260	03/2021	EUR	10,942	(420)
FTSE 100 Index	57	03/2021	GBP	4,968	(232)
SPI 200 Index	876	03/2021	AUD	108,908	(1,064)
TOPIX Index	170	03/2021	JPY	29,498	(521)

					(2,237)

Abbreviations

AUD	Australian Dollar
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$307,526	$—		$307,526
Austria	—	26,033	—		26,033
Belgium	—	19,764	—		19,764
China	—	41,818	—		41,818
Denmark	—	145,604	—		145,604
Finland	—	20,050	—		20,050
France	—	598,327	—		598,327
Germany	—	493,190	—		493,190
Hong Kong	—	120,392	—		120,392
Ireland	—	28,313	—		28,313
Italy	—	78,026	—		78,026
Japan	—	1,357,095	—		1,357,095
Luxembourg	—	5,754	—		5,754
Malta	—	—	—	(a)	—	(a)
Netherlands	9,502	310,876	—		320,378
Norway	—	26,667	—		26,667
Singapore	—	47,810	—		47,810
Spain	—	125,771	—		125,771
Sweden	—	134,561	—		134,561
Switzerland	—	555,907	—		555,907
United Kingdom	57,770	537,380	—		595,150
United States	—	23,572	—		23,572

Total Common Stocks	67,272	5,004,436	—	(a)	5,071,708

Short-Term Investments
Investment Companies	205,191	—	—		205,191
Investment of Cash Collateral from Securities Loaned	1,002	—	—		1,002

Total Short-Term Investments	$206,193	$—	$—		$206,193

Total Investments in Securities	273,465	5,004,436	—	(a)	5,277,901

Depreciation in Other Financial Instruments
Futures Contracts	$(2,237)	$—	$—		$(2,237)

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11% (a) (b)	$160,896	$499,210	$454,900	$65	$(80)	$205,191	205,068	$26		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17% (a) (b)	77,355	79,000	156,000	(2)	2	355	356	10		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	10,220	37,561	47,134	—	—	647	647	—	(c)	—

Total	$248,471	$615,771	$658,034	$63	$(78)	$206,193		$36		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.
(c)	Amount rounds to less than one thousand.